8. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Note payable related party	$ 87,600	$ 87,600	$ 87,600
Multiple Shareholders
Interest expense related parties	8,500	17,000
Accrued interest payable	223,976	223,976	206,920	$ 172,808
Note payable related party	426,404	426,404	426,404	426,404
Randall Steele
Interest expense related parties	8,500	17,000	3,000	3,000
Accrued interest payable	1,800	1,800	1,600	2,283
Note payable related party	50,000	50,000	$ 50,000	$ 50,000
NaturalShrimp Holdings
Interest expense related parties	$ 3,700	$ 7,400